Derivatives and Hedging Activity (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effect of derivative instruments on the Consolidated Statements of Operations
Loss reclassified into earnings from other comprehensive income	$ 9,132	$ 6,777	$ 12,082
Derivative Instruments, Gain (Loss) Recognized in Income, Net, Total	(23)	(991)	593
Cash Flow Hedging [Member]
Effect of derivative instruments on the Consolidated Statements of Operations
Derivative Instruments, Loss Recognized in Other Comprehensive Income, Effective Portion, Net, Total	(16,477)	(9,273)	(3,949)
Loss reclassified into earnings from other comprehensive income	(9,132)	(6,777)	(12,082)
Derivative Instruments, Loss Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net, Total	(58)	(1)
Interest Rate Products [Member] | Cash Flow Hedging [Member]
Effect of derivative instruments on the Consolidated Statements of Operations
Derivative Instruments, Loss Recognized in Other Comprehensive Income, Effective Portion, Net, Total	(16,477)	(9,273)	(3,949)
Interest Rate Products [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Effect of derivative instruments on the Consolidated Statements of Operations
Loss reclassified into earnings from other comprehensive income	(9,132)	(6,777)	(12,082)
Interest Rate Products [Member] | Other Expense [Member] | Cash Flow Hedging [Member]
Effect of derivative instruments on the Consolidated Statements of Operations
Derivative Instruments, Loss Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net, Total	(58)	(1)
Interest Rate Products [Member] | Other Income/(Expense) [Member]
Effect of derivative instruments on the Consolidated Statements of Operations
Derivative Instruments, Gain (Loss) Recognized in Income, Net, Total	$ (23)	$ (991)	$ 593